Document and Entity Information	12 Months Ended
Sep. 30, 2016
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	JCI
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Central Index Key	0000833444
Current Fiscal Year End Date	--09-30